                       SUPPLEMENT DATED FEBRUARY 6, 2006
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005,
                    SEPTEMBER 22, 2005 AND JANUARY 31, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "NON-FUNDAMENTAL POLICIES" is supplemented as follows:

     10. Invest in other investment companies in reliance on Section 12(d) (1)
(F), 12(d) (1) (G) or 12(d) (1) (J) of the 1940 Act.

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE USE

                                                                 COMSPTSAI  2/06